Personnel expenses	12 Months Ended
Dec. 31, 2024
Personnel expenses
Personnel expenses

Note 5. Personnel expenses

Skr mn	2024	2023	2022
Salaries and remuneration to the Board of Directors and the CEO	-9	-8	-8
Salaries and remuneration to Senior Executives	-30	-26	-24
Salaries and remuneration to other employees	-227	-203	-201
Pensions	-70	-70	-72
Social insurance	-85	-78	-78
Other personnel expenses	-24	-17	-19
Total personnel expenses	-445	-402	-402

The combined total of the remuneration excluding benefits and other remuneration to senior executives, excluding the CEO of the Parent Company, amounted to Skr 25 million (2023: Skr 26 million). Of the remuneration to senior executives, Skr 25 million (2023: Skr 26 million) is pensionable. Of the remuneration to the CEO of the Parent Company, Skr 6 million (2023: Skr 6 million) is pensionable. For all employees, excluding the CEO, SEK follows collective agreements between the Banking Institution Employers’ Organization (BAO) and trade unions.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2024	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen	-660	—	—	—	—	-660
Other members of the Board of Directors:
Anna Brandt[5], resigned March 26, 2024	—	—	—	—	—	—
Reinhold Geijer	-373	—	—	—	—	-373
Carl Mellander, from March 26, 2024	-254	—	—	—	—	-254
Eva Nilsagård	-347	—	—	—	—	-347
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-385	—	—	—	—	-385
Paula da Silva	-372	—	—	—	—	-372
Katarina Ljungqvist	-338	—	—	—	—	-338
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-6,001	-37	-1,815	—	-7,853
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-2,124	-32	-912	—	-3,068
Pontus Davidsson, Head of International Finance	—	-3,120	-20	-668	—	-3,808
Stefan Friberg, Chief Financial Officer (CFO), resigned April 25, 2024	—	-1,060	-7	-208	-4,540	-5,815
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,580	-38	-636	—	-3,254
Jens Hedar, acting Chief Financial Officer (CFO)[7]	—	-2,837	-19	-869	—	-3,725
Jan Hoppe, Chief Risk Officer (CRO)	—	-2,549	-20	-638	—	-3,207
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,233	-11	-646	—	-2,890
Tomas Nygård, Chief Information Officer (CIO)	—	-2,203	-33	-600	—	-2,836
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,607	-33	-921	—	-3,561
Maria Simonson, Head of Sustainability and acting Head of Client Relationship Management[7]	—	-2,502	-17	-638	—	-3,157
Anna-Lena Söderlund, Head of Compliance	—	-1,608	-19	-739	—	-2,366
Total	-2,729	-31,424	-286	-9,290	-4,540	-48,269
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
5	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.
7	Effective April 25, 2024, SEK’s Chief Financial Officer, Stefan Friberg, left SEK, and Head of Client Relationship Management, Jens Hedar, assumed the role as acting Chief Financial Officer. Also effective April 25, 2024, Maria Simonson became acting Head of Client Relationship Management in addition to her role as Head of Sustainability.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2023	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen	-626	—	—	—	—	-626
Other members of the Board of Directors:
Anna Brandt[5]	—	—	—	—	—	—
Reinhold Geijer	-355	—	—	—	—	-355
Eva Nilsagård	-331	—	—	—	—	-331
Hanna Lagercrantz[5]	—	—	—	—	—	—
Håkan Berg	-369	—	—	—	—	-369
Paula da Silva	-354	—	—	—	—	-354
Katarina Ljungqvist	-354	—	—	—	—	-354
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[6]	—	-5,676	-18	-1,715	—	-7,409
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,934	-35	-800	—	-2,769
Pontus Davidsson, Head of International Finance	—	-3,120	-18	-597	—	-3,735
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,060	-18	-635	—	-3,713
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,516	-35	-623	—	-3,174
Jens Hedar, Head of Client Relationship Management	—	-2,508	-20	-836	—	-3,364
Jan Hoppe, Chief Risk Officer (CRO), from January 12, 2023	—	-2,427	-17	-584	—	-3,028
Jenny Lilja Lagercrantz, Head of Human Resources	—	-2,169	-13	-605	—	-2,787
Tomas Nygård, Chief Information Officer (CIO)	—	-2,005	-18	-558	—	-2,581
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,557	-21	-891	—	-3,469
Maria Simonson, Head of Sustainability	—	-2,184	-14	-604	—	-2,802
Anna-Lena Söderlund, Head of Compliance, from February 1, 2023 (Chief Risk Officer (CRO), resigned January 11, 2023)	—	-1,507	-31	-674	—	-2,212
Total	-2,389	-31,663	-258	-9,122	—	-43,432
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
6	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Remuneration and other benefits to the Board of Directors and Senior Executives in the Consolidated Group

	Fee,
	including
2022	committee	Fixed	Other		Other
Skr thousand	fee	remuneration[1]	benefits[2]	Pension fee[3]	remuneration[4]	Total
Chairman of the Board of Directors:
Lennart Jacobsen[5], from March 24, 2022	-470	—	—	—	—	-470
Lars Linder-Aronson, resigned March 24, 2022	-154	—	—	—	—	-154
Other members of the Board of Directors:
Lennart Jacobsen[5]	-79	—	—	—	—	-79
Anna Brandt[6]	–	—	—	—	—	–
Reinhold Geijer	-348	—	—	—	—	-348
Eva Nilsagård	-335	—	—	—	—	-335
Hans Larsson, resigned March 24, 2022	-85	—	—	—	—	-85
Hanna Lagercrantz[6]	—	—	—	—	—	—
Håkan Berg, from March 24, 2022	-276	—	—	—	—	-276
Paula da Silva, from March 24, 2022	-266	—	—	—	—	-266
Katarina Ljungqvist, from March 24, 2022	-266	—	—	—	—	-266
Senior Executives:
Magnus Montan, Chief Executive Officer (CEO)[7]	—	-5,434	-19	-1,668	—	-7,121
Per Åkerlind, Deputy Chief Executive Officer, resigned June 30, 2022	—	-1,772	-17	-652	—	-2,441
Karl Johan Bernerfalk, General Counsel, Head of Legal and Procurement	—	-1,802	-34	-668	—	-2,504
Andreas Ericson, Head of International Finance, resigned March 31, 2022	—	-509	-9	-175	—	-693
Pontus Davidsson, Head of International Finance, from September 8, 2022	—	-981	-5	-196	—	-1,182
Stefan Friberg, Chief Financial Officer (CFO)	—	-3,018	-17	-608	—	-3,643
Teresa Hamilton Burman, Chief Credit Officer (CCO)	—	-2,465	-37	-604	—	-3,106
Jens Hedar, Head of Client Relationship Management	—	-2,454	-18	-803	—	-3,275
Peter Svensén, Chief Risk Officer (CRO), resigned December 11, 2022	—	-2,525	-30	-593	—	-3,148
Anna-Lena Söderlund, Chief Risk Officer (CRO), from December 12, 2022	—	-89	-1	-38	—	-128
Sirpa Rusanen, Head of Human Resources, resigned September 15, 2022	—	-1,254	-17	-479	—	-1,750
Jenny Lilja Lagercrantz, Head of Human Resources, from September 16, 2022	—	-613	-4	-169	—	-786
Susanna Rystedt, Head of Strategy, Business Development and Communications	—	-2,532	-28	-839	—	-3,399
Maria Simonson, Head of Sustainability, from April 1, 2022	—	-1,575	-12	-433	—	-2,020
Madeleine Widaeus, Chief Information Officer (CIO), resigned January 31, 2022	—	-144	-1	-54	—	-199
Pia Melke, Chief Information Officer (CIO), from February 1, 2022, resigned April 30, 2022	—	-310	-3	-93	—	-406
Tomas Nygård, Chief Information Officer (CIO), from May 1, 2022	—	-1,272	-11	-348	—	-1,631
Total	-2,279	-28,749	-263	-8,420	—	-39,711
1	Predetermined salary or other compensation such as holiday pay and allowances.
2	Other benefits consist of, for example, subsistence benefits.
3	Includes premiums for insurance, covering sickness benefits for prolonged illness and other public risk insurance as a result of collective pension agreements.
4	Other remuneration refers to salary, benefits and pension costs during the notice period as well as severance pay.
5	Lennart Jacobsen was a member of the Board until March 23, 2022, and Chairman from March 24, 2022.
6	Remuneration is not paid from the Company to the representatives on the Board of Directors who are employed by the owner, the Swedish State.
7	The retirement age of the CEO, Magnus Montan, is 65 years and the pension fee is 30 percent of his fixed salary.

Total Expenditure on Remuneration

Finansinspektionens (the Swedish FSA’s) regulations (FFFS 2011:1) regarding remuneration structures in credit institutions, investment firms and fund management companies licensed to conduct discretionary portfolio management apply to SEK. Moreover, SEK applies the State’s ownership policy and guidelines on terms of employment for senior executives at state-owned companies 2020. In accordance with these regulations, SEK’s Annual General Meeting has established a set of guidelines for the remuneration of senior executives at SEK, which was adopted at the 2021 Annual General Meeting. The guidelines stipulate that salary and remuneration to the senior executives of SEK should be fair and reasonable. They should also be competitive, capped and appropriate as well as contribute to good ethical principles and corporate culture. Remuneration should not be higher than at comparable companies and should be reasonable. Remuneration to senior executives consists of fixed salary, severance pay, pension benefits and other benefits.

SEK’s remuneration guidelines are designed to create conditions for being an attractive and healthy workplace. The remuneration system at SEK aligns with the Company’s operational goals and risk strategy, corporate culture and values, and measures taken to avoid conflicts of interest. Remuneration to employees is mainly determined at fixed amounts and provided solely in monetary means.

SEK’s Board of Directors’ Remuneration Committee (the “Remuneration Committee”) prepares proposals for decision by the Board relating to remuneration policy for the Company, on total remuneration for the CEO, for other members of the executive management team, for the Head of Compliance, and potentially for other employees reporting directly to the CEO, as well as on the terms and conditions for and the outcome of the Company’s variable remuneration system. The Remuneration Committee also prepares and handles overall issues relating to remuneration (salaries, pension and other benefits), measures aimed at applying SEK’s remuneration policy, and issues relating to succession planning. Further, the Remuneration Committee prepares overall instructions for remuneration issues that it deems necessary. The Remuneration Committee also ensures that the relevant oversight department, together with the Remuneration Committee, annually reviews and evaluates the Company’s remuneration systems and also reviews whether such systems comply with the Company’s remuneration policy and relevant instructions regarding remuneration. The outcome is presented to the Board in a separate report on the same day as the annual report is submitted. The Remuneration Committee met five times in 2024.

The Company only has one variable remuneration system, individual variable compensation (”IRE”). Within this system, permanent staff who have customer or business responsibilities, but are not members of senior management, are offered the opportunity to receive individual variable remuneration. IRE has been around since 2017 and has been evaluated on a yearly basis. The result of the evaluations has been reported to the Remuneration Committee. SEK has decided to abolish the system from January 1, 2025, and the last provision for the IRE was made in 2024.

The IRE system is discretionary in nature, in that all outcomes are subject to deferred payment and the Board takes all decisions regarding results and payments. Before an individual receives any IRE payment, the payment is subject to testing at three different levels: the Company level, the Department level and the Individual level. The test at the Company level is the basis for any IRE outcome. The outcome at the Company level is conditional on the actual return exceeding a predetermined target. If appropriate, actual return is adjusted for the impact of non-operational items and unexpectedly high risk-taking. Of the profit that corresponds to any excess return, a percentage accrues to the IRE at the Company level. The outcome at the Company level is capped at a maximum of two months’ salary, calculated on the basis of all Company employees entitled to IRE. In the case of a positive outcome at the Company level, the next step is to test at the Department level. This test assesses the outcome at the Department level in relation to the department’s quantitative targets. If the targets have not been reached, the outcome at the Company level is reduced for all members of the department. The remainder after this test comprises the outcome at the Department level, which is capped at a maximum of two months’ salary, calculated on the basis of all department’s employees entitled to IRE. The final test is at the Individual level. This test assesses the performance and behavior of individuals. For each individual, the outcome following the test at the Individual level is subject to a floor of zero and a ceiling of the lower amount corresponding to 1.5 times the outcome at the main function level or an amount corresponding to EUR 50,000. Accordingly, the maximum outcome for any individual is three months’ salary or an amount corresponding to EUR 50,000. The total outcome for all employees encompassed by IRE in a department must be within the outcome at the Department level. The Company pays payroll taxes on any IRE paid.

SEK’s remuneration policy is designed in such a way that the Company may decide that remuneration that is subject to deferred disbursement may be withheld, in part or full, if it subsequently transpires that the performance criteria have not been fulfilled or if the employee has breached certain internal rules or terminated employment. The same applies if disbursement would not be justifiable by the Company’s financial situation. Moreover, the outcome may also be adjusted if credit losses, or recoveries of credit losses, have occurred after the relevant income year, but are deemed to be attributable to that year.

For all employees subject to IRE, the disbursement plan states that 40 percent of the outcome will be disbursed in the year following the income year to which the remuneration relates, and 20 percent will be disbursed in each of the three subsequent years.

As part of its strategic analysis and planning, the Company undertakes an annual process for internal capital and liquidity assessment. As part of this assessment, an analysis is conducted with the aim of identifying employees whose work duties have a material impact on SEK’s risk profile, including risks related to the Company’s remuneration policy and remuneration system. The outcome of this analysis is taken into account when designing the remuneration systems in order to promote sound and efficient risk management and to restrict excessive risk-taking. No employees receive remuneration of EUR 1 million or more per fiscal year. No new agreements containing variable remunerations have been established during the year.

The CEO’s, Magnus Montan’s, terms of employment comply with the Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020.

SEK pays an old-age and survivors’ pension amounting to 30 percent of the CEO’s pensionable salary. The retirement age for the CEO is 65.

For the CEO, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance corresponding to those applicable under the pension plan between the Swedish Banking Institutions and the Financial Sector Union of Sweden (“BTP”) as well as private healthcare insurance under Skandia and travel insurance. Other benefits payable to the CEO includes per diem allowances. The CEO is entitled to six months’ notice prior to termination initiated by SEK and severance pay corresponding to 12 months’ salary. A deduction is made for any income arising from new employment.

The retirement age is 65 for all senior executives. The pension terms, conditions for termination of employment and other terms of employment for the senior executives follow the current Guidelines for Terms of Employment for Senior Executives in State-owned Companies 2020, where the BTP plan is included as an approved, collectively bargained, defined-benefit and defined-contribution pension plan. Since the 2017 Annual General Meeting, the new guidelines apply when appointing new senior executives at SEK. Pension provisions for senior executives in SEK are limited to 30 percent of pensionable income for retirement and survivors’ pension. Due to SEK’s implementation of a defined-benefit pension plan, the BTP plan, resulting from a collective agreement between the BAO and the Financial Sector Union of Sweden, covering employees in the banking and finance industries, the contribution for retirement and survivors’ pension can exceed 30 percent. In 2021, parties to the Banking Institutions Employers’ Organization (BAO) agreement area agreed to strengthen the provision for occupational pensions under the BTP plan. The expanded provision means that the employer will make an additional contribution of 2 percent to the occupational pension. This is enabled by exchanging a holiday pay supplement of 1.45 percent for a higher pension premium. SEK began to apply the enhanced pension on January 1, 2022, in accordance with the pension agreement.

For the senior executives, SEK pays premiums for insurance for sickness benefits for prolonged illness, other collective risk insurance arising out of applicable collective agreements as well as travel insurance and private health insurance. Other benefits offered by the employer include per diem allowances, wellness benefit, health insurance and household services.

Pensions

The employees of SEK have a collectively bargained pension plan through the BTP plan, which is the most significant pension plan for salaried bank employees in Sweden. The BTP plan is funded by means of insurance with the insurance companies SPP and SEB. The BTP-plan includes both defined-benefit and defined-contribution pension plans.

A defined-contribution pension means that the size of the premium is predetermined, such as is the case with the BTP1 and BTPK plans. A defined-contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined-contribution pension plans are recognized as an employee benefit expense in profit or loss at the rate at which they are accrued by employees providing services to the entity during a period.

Defined-benefit pension plans mean that the pension benefit is predetermined, such as is the case with the BTP2 plan. Defined-benefit plans are post-employment benefit plans other than defined-contribution plans. The present value of the net obligation for defined-benefit plans is calculated separately for each plan by estimating the amount of future benefits that employees have earned in return for their service in the current period and prior periods. The net obligation is recognized in the balance sheet at its present value less the fair value of any plan assets.

The cost for defined-benefit plans is allocated over the employee’s service period. The obligations are valued at the present value of the expected future disbursements, taking into consideration assumptions such as expected future pay increases, rate of inflation and mortality rates. Changes in actuarial assumptions and experience-based adjustments to obligations may result in actuarial gains or losses. These actuarial gains and losses are reported together with the difference between the actual and expected return on pension assets in other comprehensive income as incurred. Service cost, gains/losses from changes in plans, and the interest net of pension assets and liabilities are recognized in profit or loss. SEK participates in various collective pension plans covering all employees. Sufficient information is available to allow the calculation of SEK’s proportionate share in the defined-benefit liabilities, assets and the costs for these plans. The future costs of the plans may change accordingly if the underlying assumptions of the plans change.

Total pension cost for defined benefit and defined contribution obligations

Skr mn	2024	2023	2022
Service cost	-3	-3	-5
Regulation of pension obligations	—	0	0
Interest cost, net	-1	-1	-1
Pension cost for defined benefit pensions, incl. payroll tax	-4	-4	-6
Pension cost for defined contribution pension cost incl. payroll tax	-66	-66	-66
Pension cost recognized in personnel costs	-70	-70	-72

Actuarial gains (+) and losses (-) on defined benefit obligation during period	2	-22	92
Return above expected return, gains (+) and losses (-) on plan assets	8	-5	-28
Change in the effect of the asset ceiling excluding interest	-19	21	-21
Revaluation of defined benefit plans	-9	-6	43

Net value of defined benefit pension obligations

Skr mn	2024	2023	2022
Defined benefit obligations	188	191	167
Plan assets	-200	-181	-180
Restriction due to the asset ceiling	19	—	21
Provision for pensions, net obligation[1]	7	10	8
1	See Note 21.

Development of defined benefit obligations

Skr mn	2024	2023	2022
Defined benefit obligation, opening balance	191	167	258
Service cost	3	3	5
Interest cost	6	6	4
Pension Payments incl. special payroll tax	-10	-8	-8
Actuarial gains (-) and losses (+), effect due to changed demographic assumptions	—	1	—
Actuarial gains (-) and losses (+), effect due to changed financial assumptions	-6	22	-98
Actuarial gains (-) and losses (+), effect due to experience based outcome	4	0	6
Defined benefit obligation, closing balance	188	191	167

Development of plan assets related to defined benefit obligation

Skr mn	2024	2023	2022
Fair value of plan assets, opening balance	181	180	201
Expected return on plan assets	6	6	4
Contributions by the employer[1]	14	7	10
Benefits paid[2]	-9	-7	-7
Return on plan assets excluding interest income	8	-5	-28
Fair value of plan assets, closing balance	200	181	180
1	Expected contribution from the employer in the following year is Skr 6 million (2023: Skr 5 million), excluding payroll tax.
2	Expected compensation paid in the following year is Skr 10 million (2023: Skr 8 million).

Distribution of plan assets related to defined benefit obligation

Skr mn	2024	2023	2022
Domestic equity investments	6	5	4
Foreign equity investments	28	26	22
Domestic government bonds	40	29	29
Domestic corporate bonds	52	45	39
Mortgage bonds	12	11	9
Other Investments	34	38	48
Properties	28	27	29
Total plan assets	200	181	180

Principal actuarial assumptions used end of year

Percent	2024	2023	2022
Discount rate	3.5	3.4	4.0
Assumption of early pension withdrawal	20.0	20.0	20.0
Expected salary increase	2.0	2.0	2.0
Expected inflation	2.0	2.0	2.0
Expected lifetime	DUS23	DUS23	DUS21
Expected turnover	5.0	5.0	5.0

Sensitivity analysis of essential assumptions

	Negative outcome			Positive outcome
Skr mn	2024	2023	2022	2024	2023	2022
Discount rate	-1%	-1%	-1%	+1%	+1%	+1%
Defined benefit obligation	230	235	227	155	156	151
Service cost	4	4	4	2	2	3
Interest cost	6	5	6	7	7	7

Expected lifetime	+1 year	+1 year	+1 year	-1 year	-1 year	-1 year
Defined benefit obligation	197	200	193	180	182	176
Service cost	3	3	3	3	3	3
Interest cost	7	7	7	6	6	6

Net reconciliation of pension liabilities

Skr mn	2024	2023	2022
Pension liabilities, opening balance	10	8	57
Net periodic pension cost	3	4	6
Contributions by the employer	-14	-7	-10
Net pension payments	-1	-1	-2
Revaluations recognized in other comprehensive income	9	6	-43
Pension liabilities, closing balance	7	10	8

Net interest is calculated using the discount rate of pension obligations, based on the net surplus or net deficit in the defined benefit plan.

Pension expense in 2024 for defined benefit pensions amounts to Skr 4 million (2023: Skr 4 million).

As of December 31, 2024, the expected weighted average remaining service time for active employees was 9.99 years (2023: 10.48 years), the expected weighted average duration for the present value was 14.95 years (2023: 15.81 years) and the average salary for active employees was Skr 1.0 million (2023: Skr 0.9 million).

Discount rate

The discount rate is based on the estimated interest curve of Swedish mortgage bonds, as this market is regarded as liquid enough to be used for this purpose. The discount rate is based on market expectations at the end of the accounting period, using bonds with the same duration as the pension liability.

Expected early retirement

According to the transitional rule for § 8 in the BTP-plan, the calculation includes the assumption that 20 percent of the employees use the possibility for early retirement. The earliest retirement age is 61 for employees born 1956 or earlier. Employees born in 1967 or later have no right to retire before age 65.

Expected return on plan assets

Expected return on plan assets is equal to the discount rate as regulated in IAS 19.

Expected salary increase

The assumption of salary increase is based on SEK’s assessment of the long-term salary increase rate in SEK.

Expected inflation

The expected inflation is in line with Swedish inflation-linked bonds.

Expected employee turnover

Expected employee turnover is based on SEK’s assessment of the long-term expected Company staff attrition during one year.

Average number of employees

	2024	2023	2022
Women	133	131	132
Men	155	142	134
Total average number of employees	288	273	266

Equality and diversity

	2024	2023	2022
Allocation of women/men on the Board of Directors	50/50	63/37	63/37
Allocation of women/men in SEK’s executive management	45/55	42/58	45/55
Allocation of women/men in management positions	50/50	53/47	52/48
Allocation of women/men at SEK in total	47/53	48/52	48/52